Report of Directors Corporate Governance - Long term incentive awards - Narrative (Details) - Long-term incentive awards	3 Months Ended	12 Months Ended	48 Months Ended
	Dec. 31, 2025 $ / shares £ / shares	Dec. 31, 2025 £ / shares	Dec. 31, 2025 installment £ / shares	Feb. 28, 2023 $ / shares	Feb. 28, 2023 £ / shares
Disclosure of transactions between related parties [line items]
Share price on date of grant (in gbp per share) | (per share)	£ 6.36	£ 6.36	£ 6.36	$ 6.357	£ 5.38
Average share price (in gbp per share) | $ / shares	£ 10.708
2023-2025 LTI
Disclosure of transactions between related parties [line items]
Vesting percentage		45.19%
Number of installments | installment			5